Equity-Accounted Investees	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Equity-Accounted Investees
12.	EQUITY-ACCOUNTED INVESTEES
Joint venture
Wallbox-Fawsn New Energy Vehicle Charging Technology (Suzhou) Co., Ltd. (hereinafter “Wallbox Fawsn”) is a joint venture incorporated on June 15, 2019 over which the Group has joint control and a 50% interest. This company is not listed on the stock exchange.
Wallbox Fawsn is structured as a separate vehicle and the Group has a residual interest in its net assets. Consequently, the Group has classified its investment in Wallbox Fawsn as a joint venture, pursuant to the agreement for the incorporation of Wallbox Fawsn.
The principal activity of the joint venture in China is the manufacturing and sale of charging solutions with a clear focus on the automotive sector.
The table below provides a summary of the financial information of Wallbox Fawsn, as disclosed in its financial statements. The table also reconciles the summarized financial information with the carrying amount of the Group’s investment in Wallbox Fawsn (including movement in the value of these
investments using the equity method during 2022 and 2021):
The summarized statement of financial position of Wallbox Fawsn is as follows:

	Wallbox Fawsn
(In thousand Euros)	Dec 31, 2022	Dec 31, 2021
Property, plant and equipment	211	187
Non-current financial assets	81	144

Non-Current Assets	292	331
Inventories	724	674
Trade and other financial receivables	492	534
Advance payments	17	2
Cash and cash equivalents	186	198

Current Assets	1,419	1,408

Total Assets	1,711	1,739

Loans and borrowings (intercompany loan)	1,359	2,502

Non-Current Liabilities	1,359	2,502
Trade and other financial payables	943	1,021
Loans and borrowings (intercompany loan)	1,406	—

Current Liabilities	2,350	1,021

Total Liabilities	3,709	3,523

Foreign currency translation reserve	—	148

Net Assets (Liabilities)	(1,998)	(1,636)

As of December 31, 2022 and 2021 there were no pending commitment.
The summarized statement of profit and loss of Wallbox Fawsn at December 31, 2022, 2021and 2020:

	Wallbox Fawsn
(In thousand Euros)	2022	2021	2020
Revenue	1,681	1,852	353
Changes in inventories and raw materials and consumables used	(1,636)	(1,642)	(540)
Other operating expenses	(1,761)	(1,448)	(649)
Amortization and depreciation	(92)	(8)	(4)

Operating Loss	(1,808)	(1,246)	(840)
Finance (costs)/income	(28)	(59)	(5)

Loss before Tax	(1,836)	(1,305)	(845)
Income tax expense	—	—	—

Loss for the Year	(1,836)	(1,305)	(845)

Group’s share of loss for the year - 50% ( 2021 and 2020: 50%)	(918)	(653)	(423)

Details and movement of equity-accounted investees are as follows:

(In thousand Euros)	Group’s share of loss for the year	Equity- Accounted Investees	Unrecognized share of losses
At June 15, 2019	—	641	—

Loss for the Year 2019	(388)	(388)	—

At December 31, 2019	—	253	—

Loss for the Year 2020	(423)	(253)	(170)
At December 31, 2020		—	(170)

Loss for the Year 2021	(653)	—	(653)

At December 31, 2021	—	—	(823)

Group loan
Capital increase	—	714	—
Loss for the Year 2022	(918)	(330)	(588)

At December 31, 2022		384	(1,411)

Reclassification to held for sale (Note 14)	—	(384)	—

At December 31, 2022	—	—	(1,411)

The Group’s share of the joint venture loss for the year ended December 31, 2022 was Euros 918 thousand (Euros 653 thousand at December 31, 2021), of which Euros 330 thousand has been recognized during 2022 (
2021: Euros
 0
).
At December 31, 2022 the outstanding balances of the joint venture are classified as assets held for sale as the sale of the investment is highly probable to happen in the short term (Note 14).
The estimated fair value of the Group’s consideration receivable at disposal of the joint venture amounts to Euros 384 thousand, representing approximately 50% of the net asset position of the joint venture after excluding the loans that were granted to the joint venture by its shareholders (Note 14). Additionally, the loans receivable issued to the joint venture by the Group are fully impaired as at 31 December 2022 (Note 13).